Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 4,548	$ 857
Accrued payables	10,519	3,472
Contingent consideration	7,938	8,152
Total non-derivatives		12,481
Trade payables carrying amount	4,548	857
Accrued payables carrying amount	10,519	3,472
Contingent consideration carrying amount	7,005	6,871
Total undiscounted financial liabilities carrying amount		11,200
Derivatives
Other financial liabilities	6,478
Total undiscounted financial liabilities	29,483
Other financial liabilities carrying amount	6,478
Total undiscounted financial liabilities carrying amount	28,550
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	4,548	857
Accrued payables	10,519	3,472
Contingent consideration	3,389	750
Total non-derivatives		5,079
Derivatives
Total undiscounted financial liabilities	18,456
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration		4,303
Total non-derivatives		4,303
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	4,549	3,099
Total non-derivatives		$ 3,099
Derivatives
Other financial liabilities	6,478
Total undiscounted financial liabilities	$ 11,027